Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 223,443	$ 221,389
Total securities available-for-sale	2,864,375	2,868,282
Total MSR recognized by FHN	114,311	144,069	207,319
Total other assets	314,949	389,097
Total assets	4,779,798	4,611,055
Other short-term borrowings	11,156	14,833
Total other liabilities	202,269	253,268
Total liabilities	777,854	615,386
Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0	0
Total securities available-for-sale	15,277	13,790
Total MSR recognized by FHN	0	0
Total other assets	24,327	62,529
Total assets	39,604	76,319
Other short-term borrowings	0	0
Total other liabilities	2,546	7,243
Total liabilities	2,546	7,243
Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	2,349	10,902
Total securities available-for-sale	2,839,545	2,835,051
Total MSR recognized by FHN	0	0
Total other assets	290,622	326,568
Total assets	4,377,244	4,142,680
Other short-term borrowings	0	0
Total other liabilities	197,548	234,205
Total liabilities	761,977	581,490
Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987
Loans held-for-sale	221,094	210,487
Total securities available-for-sale	9,553	19,441
Total MSR recognized by FHN	114,311	144,069
Total other assets	0	0
Total assets	362,950	392,056
Other short-term borrowings	11,156	14,833
Total other liabilities	2,175	11,820
Total liabilities	13,331	26,653
U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	39,999	40,121
U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	39,999	40,121
U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,136,580	1,410,228
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,136,580	1,410,228
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,649,211	1,357,943
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,649,211	1,357,943
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	3,753	15,951
Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	10,189
Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	3,753	5,762
States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	15,255	18,070
States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	13,755	16,570
States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,500	1,500
Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	510	529
Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	510	529
Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	4,300	12,179
Venture Capital Investments [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	4,300	12,179
Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	14,767	13,261
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	14,767	13,261
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Deferred Compensation Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,477	22,796
Deferred Compensation Assets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,477	22,796
Deferred Compensation Assets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Deferred Compensation Assets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Derivatives Forwards And Futures [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,850	39,733
Total other liabilities	2,546	7,243
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,850	39,733
Total other liabilities	2,546	7,243
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	290,617	326,566
Total other liabilities	197,548	234,204
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	290,617	326,566
Total other liabilities	197,548	234,204
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	5	2
Total other liabilities	2,175	11,821
Derivatives Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	5	2
Total other liabilities	0	1
Derivatives Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	2,175	11,820
Capital Markets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,244,733	962,112
Total trading liabilities - capital markets	564,429	347,285
Capital Markets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,244,728	962,107
Total trading liabilities - capital markets	564,429	347,285
Capital Markets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	5
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	97,965	53,656
Total trading liabilities - capital markets	376,790	190,725
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	97,965	53,656
Total trading liabilities - capital markets	376,790	190,725
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	360,400	314,002
Total trading liabilities - capital markets	43	736
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	360,400	314,002
Total trading liabilities - capital markets	43	736
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	209,869	129,270
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	209,869	129,270
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	279,164	173,982
Total trading liabilities - capital markets	21,887	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	279,164	173,982
Total trading liabilities - capital markets	21,887	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	35,178	24,525
Total trading liabilities - capital markets	960	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	35,178	24,525
Total trading liabilities - capital markets	960	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	244,027	265,931
Total trading liabilities - capital markets	164,749	155,824
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	244,022	265,926
Total trading liabilities - capital markets	164,749	155,824
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	5
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,130	746
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,130	746
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0
Mortgage Banking [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987	26,106
Mortgage Banking [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	8,052
Mortgage Banking [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987	18,054
Mortgage Banking [Member] | Principal Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,480	8,052
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	8,052
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,480	0
Mortgage Banking [Member] | Interest Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	12,507	18,054
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 12,507	$ 18,054